AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 14, 2000

                                                        REGISTRATION NO. 2-81969
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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                     -------------------------------------

                        POST-EFFECTIVE AMENDMENT NO. 14
                                       TO
                                    FORM S-6

                     -------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                     -------------------------------------

A. EXACT NAME OF TRUST:

                              DEFINED ASSET FUNDS
                       GOVERNMENT SECURITIES INCOME FUND
                    MONTHLY PAYMENT U.S. TREASURY SERIES--1
                           (A UNIT INVESTMENT TRUST)

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                           SALOMON SMITH BARNEY INC.
                       PRUDENTIAL SECURITIES INCORPORATED
                           DEAN WITTER REYNOLDS INC.
                            PAINEWEBBER INCORPORATED

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:

 MERRILL LYNCH, PIERCE,
     FENNER & SMITH
      INCORPORATED
 UNIT INVESTMENT TRUSTS
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051                              SALOMON SMITH BARNEY INC.
                                                       TWO WORLD TRADE CENTER
                                                             101ST FLOOR
                                                         NEW YORK, NY 10048

      PRUDENTIAL SECURITIES      PAINEWEBBER INCORPORATED     DEAN WITTER REYNOLDS INC.
          INCORPORATED              1285 AVENUE OF THE             TWO WORLD TRADE
       ONE NEW YORK PLAZA                AMERICAS                CENTER--59TH FLOOR
       NEW YORK, NY 10292           NEW YORK, NY 10019           NEW YORK, NY 10048

D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:

  TERESA KONCICK, ESQ.         ROBERT E. HOLLEY           MICHAEL KOCHMANN
      P.O. BOX 9051            1200 HARBOR BLVD.          388 GREENWICH ST.
PRINCETON, NJ 08543-9051      WEEHAWKEN, NJ 07087        NEW YORK, NY 10013

   LEE B. SPENCER, JR.            COPIES TO:             DOUGLAS LOWE, ESQ.
   ONE NEW YORK PLAZA       PIERRE DE SAINT PHALLE,   DEAN WITTER REYNOLDS INC.
   NEW YORK, NY 10292                ESQ.                  TWO WORLD TRADE
                             450 LEXINGTON AVENUE        CENTER--59TH FLOOR
                              NEW YORK, NY 10017         NEW YORK, NY 10048

The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on March 10, 2000.

Check box if it is proposed that this Registration Statement shall become effective on June 23, 2000 pursuant to paragraph (b) of Rule 485. /X/

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
                             DEFINED ASSET FUNDS--REGISTERED TRADEMARK--
                             ------------------------------
                             ----------------------

                           GOVERNMENT SECURITIES INCOME FUND
                           MONTHLY PAYMENT U.S. TREASURY
                           SERIES--1
                           A UNIT INVESTMENT TRUST
                           -  PORTFOLIO OF AAA-RATED U.S. TREASURY NOTES
                           -  MONTHLY INCOME DISTRIBUTIONS
                           -  U.S. TAX EXEMPT FOR MANY FOREIGN HOLDERS

SPONSORS:
MERRILL LYNCH,
PIERCE, FENNER & SMITH
INCORPORATED               -----------------------------------------------------
SALOMON SMITH BARNEY INC.  The Securities and Exchange Commission has not
PRUDENTIAL SECURITIES      approved or disapproved these Securities or passed
INCORPORATED               upon the adequacy of this prospectus. Any
PAINEWEBBER INCORPORATED   representation to the contrary is a criminal offense.
DEAN WITTER REYNOLDS INC.  Prospectus dated June 23, 2000.

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Defined Asset Funds--Registered Trademark--
Defined Asset Funds-Registered Trademark- is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
  - A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
  - Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
  - Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
  - Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
  - Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF THE EVALUATION DATE, MARCH 31, 2000.

CONTENTS
                                       PAGE
                                       ---
Risk/Return Summary..................    3
What You Can Expect From Your
  Investment.........................    5
  Monthly Income.....................    5
  Return Figures.....................    5
  Records and Reports................    5
The Risks You Face...................    6
  Interest Rate Risk.................    6
  Reduced Diversification Risk.......    6
  Litigation Risk....................    6
Selling or Exchanging Units..........    6
  Sponsors' Secondary Market.........    6
  Selling Units to the Trustee.......    6
  Exchange Option....................    7
How The Fund Works...................    7
  Pricing............................    7
  Evaluations........................    7
  Income.............................    8
  Expenses...........................    8
  Portfolio Changes..................    8
  Fund Termination...................    9
  Certificates.......................    9
  Trust Indenture....................    9
  Legal Opinion......................   10
  Auditors...........................   10
  Sponsors...........................   10
  Trustee............................   10
  Underwriters' and Sponsors'
    Profits..........................   11
  Public Distribution................   11
  Code of Ethics.....................   11
  Year 2000 Issues...................   11
Taxes................................   11
Supplemental Information.............   13
Financial Statements.................  D-1

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks current interest income,
     safety of capital and flexibility by
     investing for approximately 5 years in a fixed, laddered portfolio of U.S.
     Treasury notes maturing each year
     2000-2005.

 2.  WHAT ARE U.S. TREASURY NOTES?
     These are directly issued by the U.S.
     Treasury and are similar to corporate
     bonds in that they pay interest
     semi-annually. They are issued to fund
     various government activities. In
     return, they pay a fixed rate of
     interest and principal at maturity.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 2
     intermediate-term U.S. Treasury notes
     with a current aggregate face amount of
     $11,840,000. The Fund is a unit
     investment trust which means that,
     unlike a mutual fund, the Fund's
     portfolio is not managed.

  - You will periodically receive your share of the principal received as each Treasury note matures.

  -  The securities BUT NOT THE FUND OR THE
     UNITS are backed by the full faith and
     credit of the United States.

  -  100% of the Portfolio consists of United
     States government Treasury notes.

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates can reduce the
     price of your units.
  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if securities are sold before
     they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want current monthly income
     exempt from state and local personal
     income taxes in all states. You will
     benefit from a professionally selected
     and supervised portfolio of U.S.
     government backed securities.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on the 25th day each month):

     Regular Monthly Income per 1,000 units:         $ 8.16
     Annual Income per 1,000 units:                  $98.01
     RECORD DAY: 10th day of each month

     THESE FIGURES ARE ESTIMATES ON THE EVALUATION DATE;
     ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

                                          2.50%
     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)

     Employees of some of the Sponsors and their affiliates may be charged a reduced sales fee of no less than $5.00 per 1,000 Units.

     The maximum sales fee is reduced if you invest at least $250,000, as follows:

                                       YOUR MAXIMUM
                                        SALES FEE
            IF YOU INVEST:               WILL BE:
            --------------             ------------
     Less than $250,000                      2.50%
     $250,000-$499,999                       2.00%
     $500,000-$749,999                       1.50%
     $750,000-$999,999                       1.25%
     $1,000,000 and over                     1.00%

     Maximum Exchange Fee                    1.00%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                      PER
                                                  1,000 UNITS
                                                  -----------
                                                    $ 0.70
     Trustee's Fee
                                                    $ 0.55
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees   (including
     updating
     expenses)
                                                    $ 0.29
     Evaluator's Fee
                                                    $ 0.73
     Other Operating Expenses
                                                    ------
                                                    $ 1.97
     TOTAL

     The Sponsors historically paid updating
     expenses.

 7.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not managed and securities are not sold because of market changes. Rather, experienced Defined Asset
     Funds financial analysts regularly review the securities in the Fund. The Fund may sell a security if certain adverse credit or other conditions exist.

 8.  HOW DO I BUY UNITS?

     The minimum investment is $250.

     You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

     UNIT PRICE PER 1,000 UNITS         $1,165.97
     (as of March 31, 2000)

     Unit price is based on the net asset value of the Fund plus the up-front sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

 9.  HOW DO I SELL UNITS?

     You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

10.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly. Interest on the bonds in this Fund is subject to federal income taxes for U.S. investors, but exempt from state and local personal income taxes. If you are a non-U.S. investor, your interest may be exempt from U.S. federal income taxes, including withholding taxes.

     You will also receive principal payments when the securities mature or if they are sold (when the cash available is more than $5.00 per 1,000 units. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

11.  WHAT OTHER SERVICES ARE AVAILABLE?

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

     REINVESTMENT

     You will receive your monthly income in cash unless you choose to compound your income by reinvesting into additional units of the Fund at a reduced sales fee. Contact your broker, dealer or financial institution.

     CHECKWRITING

     You may request checkwriting privileges from the Trustee. Checks must be written for at least $500, and you may not receive certificates for your units.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:
  - elimination of one or more securities from the Fund's portfolio because of redemptions or sales; or
  - a change in the Fund's expenses;

Changes in interest rates generally will not affect your monthly income because the portfolio is fixed.

Along with your monthly income, you will receive your share of any available principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

ESTIMATED CURRENT RETURN equals the estimated annual cash to be received from the securities in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):

Estimated Annual         Estimated
Interest Income   -   Annual Expenses
-------------------------------------
             Unit Price

ESTIMATED LONG TERM RETURN is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the securities in the Fund. It is an average of the yields to maturity of the individual securities in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each security's yield by its market value and the time remaining to the maturity date.

Yields on individual securities depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
- a monthly statement of income payments and any principal payments;
- a notice from the Trustee when new securities are deposited in exchange or substitution for securities originally deposited;
- an annual report on Fund activity; and
- annual tax information. THIS WILL ALSO BE SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF INTEREST RECEIVED DURING THE YEAR.

You may request:
- copies of evaluations to enable you to comply with federal and state tax reporting requirements; and
- audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, securities with longer maturities will change in value more than securities with shorter maturities. Of course, we cannot predict how interest rates may change.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell securities. This could reduce the diversification of your investment and increase your share of Fund expenses.

LITIGATION RISK

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
  - ADDING the value of the securities, net accrued interest, cash and any other Fund assets;
  - SUBTRACTING accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
  - DIVIDING the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained a secondary market continuously for over 28 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select securities to be sold. Securities will be selected based on market and credit factors. These sales could be made at times when the securities would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

There could be a delay in paying you for your units:
  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at
a maximum exchange fee of    %. You may exchange units of this Fund for units of
certain other funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the securities, less expenses, from the most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

EVALUATIONS

An independent Evaluator values the securities on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas; and the following federal holidays: Columbus Day and Veterans Day). Values are based on current bid or offer prices for the securities or comparable bonds. In the past, the difference between bid and offer prices of U.S. Treasury securities of the type in this Fund has been about 0.10%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
  - to reimburse the Trustee for the Fund's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Fund and other legal fees and expenses;
  - expenses for keeping the Fund's registration statement current; and
  - Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 55 CENTS per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a security.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep securities in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a security in certain cases if we believe that certain adverse credit or certain other conditions exist.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio. Units offered in the secondary market may not represent the same face amount of securities that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
  - diversity of the portfolio;
  - size of the Fund relative to its original size;

  - ratio of Fund expenses to income;
  - current and long-term returns;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last security in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of securities deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining securities, and you will receive your final distribution. Any security that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling securities. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
  - it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
  - remove it and appoint a replacement Sponsor;
  - liquidate the Fund; or
  - continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsors, has given an opinion that the units are validly issued.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statement of Condition included in this prospectus.

SPONSORS

The Sponsors are:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Departament, 4 New York

Plaza--6th Floor, New York, New York 10004, is the Trustee.

The Bank of New York,101 Barclay Street--17W, New York, New York 10268, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial deposit of the securities. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

The Fund and the Agent for the Sponsors have each adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Fund transactions. Subject to certain conditions, the codes permit employees to invest in Fund securities for their own accounts. The codes are designed to prevent fraud, deception and misconduct against the Fund and to provide reasonable standards of conduct. These codes are on file with the Commission and you may obtain a copy by contacting the Commission at the address listed on the back cover of this prospectus.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the "Year 2000 Problem"). To date we are not aware of any major operational difficulties resulting from the computer system changes necessary to prepare for the Year 2000. However, there can be no assurance that the Year 2000 Problem will not adversely affect the issuers of the bonds contained in the Portfolio. We cannot predict whether any impact will be material to the Fund as a whole.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

The Sponsors believe that individual investors will not be subject to any state or local personal income taxes on interest received by the Fund. However, you may be subject to alternative minimum tax, state and local taxes on capital gains (or "market discount"), and possibly other state and local taxes on your units. Also, you probably will not be entitled to a deduction for state and local tax purposes for your share of fees and expenses paid by the Fund, for any amortized "bond premium" or for any interest on money borrowed to purchase your units. You should consult your tax adviser in this regard.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each security in the Fund. You will be considered to receive interest when that interest is received by the Fund, regardless of whether the interest is reinvested or a portion is used to pay Fund expenses. You will recognize original issue discount (if any) as it accrues on the underlying securities.

GAIN OR LOSS UPON DISPOSITION

When all or part of your share of a security is disposed of (for example, when the Fund sells, exchanges or redeems a security or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued "market discount". Generally you will have market discount to the extent that your basis in a security when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount security, the issue price increased by original issue discount that has accrued on the security before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each security for more than one year and short-term otherwise. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses. You should consult your tax adviser in this regard.

YOUR BASIS IN THE SECURITIES

Your aggregate basis in the securities will be equal to the cost of your units, including any sales charges you pay, adjusted to reflect any accruals of "original issue discount," "acquisition premium" and "bond premium". You should consult your tax adviser in this regard.

EXPENSES

If you are an individual who itemizes deductions, you may deduct your share of Fund expenses, but only to the extent that such amount, together with your other miscellaneous deductions, exceeds 2% of your adjusted gross income. Your ability to deduct Fund expenses will be limited further if your adjusted gross income exceeds a specified amount, currently $128,950 ($64,475 for a married person filing separately).

FOREIGN INVESTORS

If you are a foreign investor and you are not engaged in a U.S. trade or business, you generally will not be subject to U.S. federal income tax, including withholding tax, on the interest or gain on a debt security issued after July 18, 1984 if you meet certain requirements, including the certification of foreign status and other matters. You should consult your tax adviser about the possible application of federal, state and local, and foreign taxes.

RETIREMENT PLANS

You may wish to purchase units for an Individual Retirement Account (IRA) or other retirement plan. Generally, capital gains and income received in each of these plans are exempt from such plans are generally treated as ordinary income but may, in some cases, be eligible for tax-deferred rollover treatment. You should consult your attorney or tax adviser about the specific tax rules relating to these plans. These plans are offered by brokerage firms, including the Sponsors of this Fund, and other financial institutions. Fees and charges with respect to such plans may vary.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the securities that may be in the Fund's portfolio and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
MONTHLY PAYMENT U.S. TREASURY SERIES - 1

REPORT OF INDEPENDENT ACCOUNTANTS

The Sponsors, Trustee and Holders
  of Defined Asset Funds - Government Securities Income Fund,
  Monthly Payment U.S. Treasury Series - 1:

We have audited the accompanying statement of condition of Defined Asset Funds - Government Securities Income Fund, Monthly Payment U.S. Treasury Series - 1, including the portfolio, as of March 31, 2000 and the related statements of operations and of changes in net assets for the years ended March 31, 2000, 1999 and 1998. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at March 31, 2000, as shown in such portfolio, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Defined Asset Funds - Government Securities Income Fund, Monthly Payment U.S. Treasury Series - 1 at March 31, 2000 and the results of its operations and changes in its net assets for the above-stated years in accordance with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, N.Y.
June 5, 2000

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
MONTHLY PAYMENT U.S. TREASURY SERIES - 1

STATEMENT OF CONDITION
AS OF MARCH 31, 2000

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $12,016,027)(Note 1).....................                 $13,460,014
  Accrued interest receivable......................                     224,636
  Cash.............................................                      47,382
                                                                   _____________

              Total trust property.................                  13,732,032

LESS LIABILITY - Accrued expenses..................                      10,490
                                                                   _____________

NET ASSETS, REPRESENTED BY:
  11,840,000 units of fractional undivided
    interest outstanding (Note 3)..................  $13,460,016
  Undistributed net investment income..............      261,526
                                                    _____________
                                                                    $13,721,542
                                                                   =============
UNIT VALUE ($13,721,542/11,840,000 units)..........                    $1.15891
                                                                   =============


                       See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
MONTHLY PAYMENT U.S. TREASURY SERIES - 1

STATEMENTS OF OPERATIONS

                                             ........Years Ended March 31,...........
                                                 2000         1999         1998
                                             _________________________________________
INVESTMENT INCOME:
  Interest income...........................  $1,276,673   $1,362,527   $1,496,142
  Trustee's fees and expenses...............     (17,256)     (17,032)     (20,434)
  Sponsors' fees............................      (5,189)      (6,481)      (5,866)
                                             _________________________________________
  Net investment income.....................   1,254,228    1,339,014    1,469,842
                                             _________________________________________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed.............................     216,013      135,771      294,812
  Unrealized appreciation (depreciation)
    of investments..........................  (1,167,542)    (303,767)     392,722
                                             _________________________________________

  Net realized and unrealized gain (loss)
    on investments..........................    (951,529)    (167,996)     687,534
                                             _________________________________________

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................  $  302,699   $1,171,018   $2,157,376
                                             =========================================

                       See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
MONTHLY PAYMENT U.S. TREASURY SERIES - 1

STATEMENTS OF CHANGES IN NET ASSETS

                                               ........Years Ended March 31,...........
                                                   2000         1999         1998
                                               _________________________________________
OPERATIONS:
  Net investment income.......................   $ 1,254,228   $ 1,339,014   $ 1,469,842
  Realized gain on securities sold
    or redeemed...............................       216,013       135,771       294,812
  Unrealized appreciation (depreciation)
    of investments............................    (1,167,542)     (303,767)      392,722
                                               _________________________________________
  Net increase in net assets resulting
    from operations...........................       302,699     1,171,018     2,157,376
                                               _________________________________________

INCOME DISTRIBUTIONS TO HOLDERS (Note 2)......    (1,257,315)   (1,339,581)   (1,472,205)
                                               _________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
    1,600,000, 600,000 and 1,300,000 units,
    respectively,.............................    (1,870,276)     (747,113)   (1,618,136)
                                               _________________________________________
NET DECREASE IN NET ASSETS....................    (2,824,892)     (915,676)     (932,965)

NET ASSETS AT BEGINNING OF YEAR...............    16,546,434    17,462,110    18,395,075
                                               _________________________________________
NET ASSETS AT END OF YEAR.....................   $13,721,542   $16,546,434   $17,462,110
                                               =========================================
PER UNIT:
  Income distributions during year............      $0.09811      $0.09821      $0.09832
                                               =========================================
  Net asset value at end of year..............      $1.15891      $1.23113      $1.24374
                                               =========================================
TRUST UNITS OUTSTANDING AT END OF YEAR........    11,840,000    13,440,000    14,040,000
                                               =========================================

                       See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
MONTHLY PAYMENT U.S. TREASURY SERIES - 1

NOTES TO FINANCIAL STATEMENTS

  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 11,840,000 units at Date of Deposit.........   $12,282,427
      Less sales charge...................................       266,400
                                                           ______________
      Net amount applicable to Holders....................    12,016,027
      Redemptions of units - net cost of 19,910,000 units
        redeemed less redemption amounts..................    (3,972,719)
      Realized gain on securities sold or redeemed........     3,972,721
      Unrealized appreciation of investments..............     1,443,987
                                                           ______________

      Net capital applicable to Holders...................   $13,460,016
                                                           ==============

  4.  INCOME TAXES

      As of March 31, 2000, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $1,443,987, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $12,016,027 at March 31, 2000.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
MONTHLY PAYMENT U.S. TREASURY SERIES - 1

PORTFOLIO
AS OF MARCH 31, 2000

                                  Rating                                            Optional
    Portfolio No. and Title of       of            Face                             Redemption
            Securities            Issues(1)        Amount  Coupon   Maturities(2)   Provisions(2)           Cost       Value(1)
            __________            _________        ______  ______   _____________   _____________           ____       ________
 1 United States Treasury Bonds      AAA      $ 3,557,000    8.250%     2005          05/15/00        $ 3,115,956   $ 3,567,006
                                                                                      @100.000
 2 United States Treasury Bonds.     AAA        8,283,000   10.750      2005          None              8,900,071     9,893,008

                                             ______________                                         ______________ ______________
TOTAL                                         $11,840,000                                             $12,016,027   $13,460,014
                                             ==============                                         ============== ==============

         See Notes to Portfolio.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
MONTHLY PAYMENT U.S. TREASURY SERIES - 1

NOTES TO PORTFOLIO
AS OF MARCH 31, 2000

   (1) See Notes to Financial Statements.

   (2) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

DEFINED ASSET FUNDS-SM-

HAVE QUESTIONS ?                         GOVERNMENT SECURITIES INCOME FUND
Request the most recent free             MONTHLY PAYMENT U.S TREASURY SERIES--1
Information Supplement                   (A Unit Investment Trust)
that gives more details about            ---------------------------------------
the Fund, by calling:                    This Prospectus does not contain
The Bank of New York                     complete information about the
1-800-221-7771                           investment company filed with the
                                         Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file no.
                                         2-81969) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-2810).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                     11871--6/00

                              DEFINED ASSET FUNDS
                       GOVERNMENT SECURITIES INCOME FUND
                       CONTENTS OF REGISTRATION STATEMENT

    This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

    The facing sheet of Form S-6.

    The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement on Form S-6 of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

    The Prospectus.

    The Signatures.

The following exhibits:

    1.1.1 -- Form of Standard Terms and Conditions of Trust Effective as of October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multi-state Series--48, 1933 Act File No. 33-50247).

    1.11.1-- Merrill Lynch Code of Ethics (incorporated by reference to Exhibit
            1.11.1 to the Post Effective Amendment No. 10 to the Regisration Statement of Government Securities Income Fund, U.S. Treasury Series--7, 1933 Act File No. 33-28452).

    1.11.2-- Government Securities Income Fund Code of Ethics (incorporated by reference to Exhibit 1.11.2 to the Post Effective Amendment No. 10 to the Registration Statement of Government Securities income Fund, U.S. Treasury Series--7, 1933 Act No. 33-28452).

    4.1  --Consent of the Evaluator.

    5.1  --Consent of independent accountants.

    9.1 -- Information Supplement (incorporated by reference to Exhibit 9.1 to the Registration Statement of Government Securities Income Fund, Freddie Mac Series 12, 1933 Act File No. 33-56849.

                             DEFINED ASSET FUNDS--
                       GOVERNMENT SECURITIES INCOME FUND
                    MONTHLY PAYMENT U.S. TREASURY SERIES--1

                                   SIGNATURES

    PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, DEFINED ASSET FUNDS--GOVERNMENT SECURITIES INCOME FUND, MONTHLY PAYMENT U.S. TREASURY SERIES--1, (A UNIT INVESTMENT TRUST), HAS DULY CAUSED THIS AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 14TH DAY OF JUNE, 2000.

             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

    A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 333-70593

     GEORGE A. SCHIEREN
     JOHN L. STEFFENS
     By JAY M. FIFE
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR

By the following persons, who constitute a majority of        Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:          have been filed
                                                                under the 1933 Act
                                                                File Numbers:
                                                                333-63417 and
                                                                333-63033

     MICHAEL A. CARPENTER
     DERYCK C. MAUGHAN

     By GINA LEMON
       (As authorized signatory for
       Salomon Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute a majority of                  Powers of Attorney
  the Board of Directors of Prudential Securities                         have been filed
  Incorporated:                                                           under Form SE and
                                                                          the following 1933
                                                                          Act File Numbers:
                                                                          33-41631 and
                                                                          333-15919

     ROBERT C. GOLDEN
     ALAN D. HOGAN
     A. LAURENCE NORTON, JR.
     LELAND B. PATON
     VINCENT T. PICA II
     MARTIN PFINSGRAFF
     HARDWICK SIMMONS
     LEE B. SPENCER, JR.
     BRIAN M. STORMS

     By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  the Board of Directors of PaineWebber     under
  Incorporated:                             the following 1933 Act File
                                            Number: 33-55073

     MARGO N. ALEXANDER
     TERRY L. ATKINSON
     BRIAN M. BAREFOOT
     STEVEN P. BAUM
     MICHAEL CULP
     REGINA A. DOLAN
     JOSEPH J. GRANO, JR.
     EDWARD M. KERSCHNER
     JAMES P. MacGILVRAY
     DONALD B. MARRON
     ROBERT H. SILVER
     MARK B. SUTTON
     By ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085,
  Reynolds Inc.:                            333-13039 and 333-47553

     BRUCE F. ALONSO
     RICHARD M. DeMARTINI
     RAYMOND J. DROP
     JAMES F. HIGGINS
     JOHN J. MACK
     MITCHELL M. MERIN
     STEPHEN R. MILLER
     PHILIP J. PURCELL
     JOHN H. SCHAEFER
     THOMAS C. SCHNEIDER
     ALAN A. SCHRODER
     ROBERT G. SCOTT
     By MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)